Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 123	$ 116
Foreign currency translation	(2)	7
Goodwill, Ending Balance	121	123
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	121	114
Foreign currency translation	(2)	7
Goodwill, Ending Balance	119	121
Analog, MEMS & Sensors Group (AMS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	$ 2	$ 2